TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade payables and accrued liabilities

As at December 31
($ millions)	2025	2024
Trade payables	559	530
Other payables & accrued liabilities	662	672
Alliance refundable liability(1)	100	—
Total trade payables and other	1,321	1,202
(1) Represents a refundable liability following the Alliance Negotiated Settlement.